Related Party Disclosures - Additional Information (Detail) - GBP (£)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amount paid to trust by the company	£ 0	£ 0
Shares purchased by the EBT	0	0
Cash held by employee benefit trust	£ 17,741		£ 17,866
Repayment of debt by Employee benefit trust		£ 45,493
Ordinary Shares [Member]
Disclosure of transactions between related parties [line items]
Stock Held By Employee Benefit Trust	78,225	145,830